Other liabilities and provisions - Classification (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other liabilities and provisions
Other non-current liabilities	$ 14	$ 18
Current Provisions	10	14
Non-current Provisions	21	19
Other liabilities and provisions	$ 45	$ 51